Subsequent events - Text Details (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Subsequent events - Text Details (Detail) [Line Items]
Revenue	€ 19,482	[1]	€ 18,121	[2]	€ 17,780
Purchase of treasury shares	621		€ 514		€ 318
Share repurchase LTI 2020 [member]
Subsequent events - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ 265
Number of treasury shares	6
Share repurchase program 2019 [member]
Subsequent events - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ 1,500
Domestic Appliances business group [member]
Subsequent events - Text Details (Detail) [Line Items]
Revenue	€ 2,300

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Represents revenue from external customers as required by IFRS 8 Operating Segments.